November 4, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Touchstone Strategic Trust

File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated October 30, 2014, do not differ from those contained in Post-Effective Amendment No. 112 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on October 23, 2014 (SEC Accession No. 0001104659-14-073376), and became effective on October 30, 2014.

Any comments on this filing should be directed to me at (617) 248-3631.

Sincerely,

/s/Elizabeth R. Freeman

Elizabeth R. Freeman